WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants
WARRANTS

NOTE 9 - WARRANTS

Quarter ended March 31, 2022: The lender of the Convertible Senior Secured Note received five year warrants to purchase 57,142 shares of common stock of the Company, with an exercise price of $0.0001 per share. These warrants were recorded as debt discount in the amount of $0.9 million which will be amortized over the term of the Note. The warrants can be exercised on a cash-less basis given a registration statement for the common shares underlying the warrants was not declared effective by September 2022.

Quarter ended September 30, 2022: In August 2022, the Company and the lender agreed to a modification of the Note described in previous paragraph, which resulted in the lender receiving 4,761 additional warrants.

Quarter ended December 31, 2021: The Company issued 1,008 warrants for the purchase of common stock of the Company in conjunction with the sale of 1,008 shares of common stock for cash. These warrants expire in December 2024 and have an exercise price of $44.00 per share. The Company issued 63,780 warrants for the purchase of common stock of the Company in conjunction with the sale of 31,890 shares of common stock for cash and subscription receivable. These warrants expire in December 2024 and have an exercise price of $36.00 and $60.00 per share.

Quarter ended September 30, 2021: The Company issued 10,590 warrants for the purchase of common stock of the Company in conjunction with the sale of 10,902 shares of common stock for cash. These warrants expire in July and August 2026 and have an exercise price of $60.00 and $56.00 per share. The Company issued 2,500 warrants for the purchase of common stock of the Company in exchange for services as a member of the Board of Directors. These warrants expire in July 2024 and have an exercise price of $49.60 per share and have a cash-less exercise provision. These warrants were recorded at a total value of $34,382.

Quarter ended June 30, 2021: The Company issued 12,500 warrants for the purchase of common stock of the Company in conjunction with the sale of 25,000 shares of common stock for cash. These warrants expire in May 2026 and have an exercise price of $44.00 per share. The Company issued 12,500 warrants for the purchase of common stock of the Company in exchange for services as a member of the Board of Directors. These warrants expire in June 2024 and have an exercise price of $80.00 per share. The warrants were recorded at a total value of $87,249. The Company issued 7,500 warrants for the purchase of common stock of the Company in exchange for legal services. These warrants expire in May 2026 and have an exercise price of $40.00 per share. The warrants were recorded at a total value of $155,717. The Company issued 2,500 warrants for the purchase of common stock of the Company in exchange for services. These warrants expire in May 2026 and have an exercise price of $40.00 per share. The warrants were recorded at a total value of $51,906 and vest 625 shares on May 20, 2021 and September 20, 2021, January 20, 2022 and May 20, 2022.

Curative Biotechnology, Inc

Notes to Condensed Financial Statements

(Unaudited)

NOTE 9 – WARRANTS, continued

Quarter ended March 31, 2021: The Company issued 26,250 shares of common stock upon receipt of $525,000 in cash for the exercise of 26,250 warrants. The Company issued 16,250 shares of common stock in exchange for services valued at $325,000 for the exercise of 16,250 warrants. The Company issued 2,750 warrants for the purchase of common stock of the Company in conjunction with the short term debt at the rate of 2.5 warrants for each $100 loaned. These warrants carry an expiration of thirty six months from issuance; an exercise price of $20.00 per share and are exercisable immediately. The warrants were recorded at a total value of $9,533. The Company issued 12,500 warrants for services. These warrants carry an expiration of 60 months from issuance and an exercise price of $20.00 per share. The warrants were recorded at a total value of $40,600.

The method utilized to value the warrants was the Black-Scholes model with the following assumption ranges: Expected life - three or five years; stock price between $16.00 and $40.00; volatility between 60.51 and 31.56; exercise price between $0.0001 and $80.00 and bond equivalent yield rate between 0.09% and 0.83%.

NOTE 10 - WARRANTS

During the fourth quarter 2021, the Company issued 1,008 warrants for the purchase of common stock of the Company in conjunction with the sale of 1,008 shares of common stock for cash. These warrants expire in December 2024 and have an exercise price of $44.00 per share. During the fourth quarter 2021, the Company issued 63,780 warrants for the purchase of common stock of the Company in conjunction with the sale of 31,890 shares of common stock for cash and subscription receivable. These warrants expire in December 2024 and have an exercise price of $36.00 and $60.00 per share.

During the third quarter 2021, the Company issued 10,590 warrants for the purchase of common stock of the Company in conjunction with the sale of 10,902 shares of common stock for cash. These warrants expire in July and August 2026 and have an exercise price of $60.00 and $56.00 per share. During the third quarter 2021, the Company issued 2,500 warrants for the purchase of common stock of the Company in exchange for services as a member of the Board of Directors. These warrants expire in July 2024 and have an exercise price of $49.60 per share and have a cash-less exercise provision. These warrants were recorded at a total value of $34,382.

During the second quarter 2021, the Company issued 12,500 warrants for the purchase of common stock of the Company in conjunction with the sale of 25,000 shares of common stock for cash. These warrants expire in May 2026 and have an exercise price of $44.00 per share. During the second quarter 2021, the Company issued 12,500 warrants for the purchase of common stock of the Company in exchange for services as a member of the Board of Directors. These warrants expire in June 2024 and have an exercise price of $80.00 per share. The warrants were recorded at a total value of $87,249. During the second quarter 2021, the Company issued 7,500 warrants for the purchase of common stock of the Company in exchange for legal services. These warrants expire in May 2026 and have an exercise price of $40.00 per share. The warrants were recorded at a total value of $155,717.

During the second quarter 2021, the Company issued 2,500 warrants for the purchase of common stock of the Company in exchange for services. These warrants expire in May 2026 and have an exercise price of $40.00 per share. The warrants were recorded at a total value of $51,906 and vest 625 shares on May 20, 2021 and September 20, 2021, January 20, 2022 and May 20, 2022.

During the first quarter 2021, the Company issued 26,250 shares of common stock upon receipt of $525,000 in cash for the exercise of 26,250 warrants. During the first quarter 2021, the Company issued 16,250 shares of common stock in exchange for services valued at $325,000 for the exercise of 16,250 warrants.

In the first quarter 2021, the Company issued 2,750 warrants for the purchase of common stock of the Company in conjunction with the short-term debt at the rate of 2.5 warrants for each $100 loaned. These warrants carry an expiration of thirty-six months from issuance; an exercise price of $20.00 per share and are exercisable immediately. The warrants were recorded at a total value of $9,533.

In the first quarter 2021, the Company issued 12,500 warrants for services. These warrants carry an expiration of 60 months from issuance and an exercise price of $20.00 per share. The warrants were recorded at a total value of $40,600.

The method utilized to value the warrants was the Black-Scholes model with the following assumption ranges: Expected life - three or five years; stock price between $16.00 and $40.00; volatility between 60.51 and 31.56; exercise price between $20.00 and $80.00 and bond equivalent yield rate between 0.09% and 0.83%.

Curative Biotechnology, Inc

Notes to Financial Statements

NOTE 10 - WARRANTS, continued

During the 4th quarter 2020, the Company issued 11,375 warrants for the purchase of common stock of the Company in conjunction with the issuance of short-term debt at the rate of 2.5 warrants for each $100 loaned. These warrants carry an expiration of thirty-six months from issuance; an exercise price of $20.00 per share and are exercisable immediately. These warrants were valued at $54,555, and are being amortized to the maturity of the related debt.

During the 4th quarter 2020, the Company issued 16,875 warrants to two people for services. These warrants carry an expiration of 60 months from issuance and an exercise price of $20.00 per share. These warrants were valued at $44,135, and are being amortized over the service period.

The method utilized to value the warrants was the Black-Scholes model with the following assumption ranges: Expected life three years; stock price $12.00; volatility between 109.96 and 30.22; exercise price $20.00 and bond equivalent yield rate between 0.08% and 0.11%.